Subsequent Events (Details Narrative) - USD ($)		1 Months Ended	12 Months Ended
	Apr. 08, 2017	Aug. 31, 2017	Dec. 31, 2017	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Common stock, shares authorized				950,000,000	500,000,000	500,000,000
Preferred sock, shares authorized				250,000,000
Subsequent Event [Member] | AEPP [Member]
Ownership percentage	66.00%
Description of reverse merger	In the reverse merger, each stockholder of Oncolix received 20 shares of a substantially identical class of AEPP stock (Common or Series A Preferred, each with a par value of $0.0001) in exchange for each share of Oncolix (par value $0.001). In addition, each option or warrant became exercisable for 20 shares of the identical class of AEPP stock for each share of Oncolix, and the exercise price was adjusted by dividing the price per Oncolix share by 20. The shares of AEPP Common Stock owned by Oncolix were cancelled in the reverse merger. These financial statements have been adjusted to reflect the adjusted number of shares resulting from the exchange ratio in the reverse merger (the 20:1 exchange ratio), effectively a stock split for accounting purposes, and the adjustment of the par value to $0.0001. The authorized shares of capital stock are the authorized shares of AEPP
Subsequent Event [Member] | August notes [Member]
Convertible notes payable		$ 1,837,522
Terms of conversion feature		The conversion rate of the August Notes and the exercise price of the August Common Warrant is subject to adjustment based on the trading price of our Common Stock at certain timepoints. The August Notes are convertible at the option of the holders at a conversion price equal to the lesser of (i) $0.075 per share of Common Stock, and (ii) 75% of the 10-day average closing bid price of the Common Stock for the 10-day period prior to the effective date of a registration statement (subject to a floor of $0.0545 per share). The August Notes contain customary anti-dilution protection, including full-ratchet anti-dilution adjustments in the event of certain dilutive issuances (that adjust both price and share amounts)
Convertible debt, additional notes issued		$ 2,352,941
Additional proceeds from issuance of convertible debt net of debt discount		$ 2,000,000
Interest rate description		In addition, we will be obligated to file one or more registration statements to register the shares of Common Stock issuable upon the conversion of the August Notes. The August Notes are due in seven installments commencing in February 2018, and bear interest at the rate of 10% per annum, payable quarterly. An additional 10% of the principal balance is due with each monthly payment
Subsequent Event [Member] | August notes [Member] | Warrant [Member]
Share price		$ 0.09
Common stock, shares reserved for future issuance		24,500,290
Additional common stock shares reserved for future issuance		31,372,547
Common stock shares reserved for future issuance cancelled		17,608,280
Subsequent Event [Member] | July Notes [Member] | Warrant [Member]
Share price			$ 0.0825
Convertible notes payable			$ 160,000
Common stock, shares reserved for future issuance			3,200,000
Maturity date			Feb. 28, 2018
Subsequent Event [Member] | 2017 Notes [Member]
Convertible notes payable			$ 1,321,000
Class of warrant or rights outstanding			$ 347,160
Maturity date			Jan. 31, 2018
Convertible debt default description			At maturity, if we have not offered the noteholders an option to exchange the 2017 Notes for equity securities in an offering with at least $5 million in gross proceeds, each noteholder may also receive an additional payment equal to 20% of the principal of the note
Debt discount description			The discount attributable to the value of the warrants, the 20% premium, and an additional discount related to the fees and expenses of the issuance of the notes of $197,389 are being accreted as additional interest expense over the life of the notes
Convertible note, debt discount			$ 197,389
Terms of conversion feature			The 2017 Notes and accrued interest are exchangeable at a 30% discount into such new equity offering. Interest of 10% is payable quarterly in arrears, and may be paid in our Common Stock at $0.075 per share. On March 31, 2017, we elected to pay accrued interest as of such date by issuing 178,100 shares of our Common Stock
Common stock shares issuable upon conversion of accrued interest			178,100
Subsequent Event [Member] | 2017 Notes [Member] | Warrant [Member]
Share price			$ 0.085
Common stock, shares reserved for future issuance			17,600,000
Series A Preferred Stock [Member]
Common stock, shares reserved for future issuance				49,477,380
Preferred sock, shares authorized				150,000,000	150,000,000	100,000,000